Reverse Stock Split	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Reverse Stock Split
14. Reverse Stock Split
On September 8, 2023, the Company effected a reverse stock split of its common stock at a ratio of
1-for-25
(the “Reverse Split”). Upon the effectiveness of the Reverse Split, (i) every 25 shares of outstanding common stock were reclassified and combined into one share of common stock, (ii) the number of shares of common stock for which each outstanding option and warrant to purchase common stock is exercisable was proportionally decreased and the exercise price of each outstanding option and warrant to purchase common stock proportionally increased, and (iii) the total number of authorized shares of common stock was proportionally decreased. No fractional shares were issued as a result of the Reverse Split. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the Reverse Split and adjustment of the exercise price of each outstanding option and warrant as if the transaction had occurred as of the beginning of the earliest period presented.